ACQUISITIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS	ACQUISITIONS
On December 9, 2021, the Company completed an acquisition of substantially all of the assets and operations of MaxDelivery, LLC (“MaxDelivery”), an on-demand grocery delivery business in New York City. Consideration for the MaxDelivery acquisition consisted of $4,000,000 in cash consideration, $3,000,000 in equity consideration, and future potential earnout, or contingent consideration, as listed in the table below. Operating results for this acquisition have been included in the Company's Consolidated Statements of Operations from the date of acquisition and are reflected within the Retail segment.
The acquisition was accounted for as a business combination under the acquisition method in accordance with guidance found in ASC 805, Business Combinations. The fair value of the consideration paid for this acquisition has been allocated to the assets acquired and liabilities assumed as of the acquisition date, with any excess recorded to goodwill. The goodwill recorded as part of the acquisition primarily reflects the value of the potential to expand the Company's presence in micro dark-store fulfillment and rapid on-demand delivery as well as the assembled workforce. Goodwill is expected to be deductible for tax purposes and is included in our Retail segment.
The Company recorded a contingent consideration liability of $1,711,000 as of the acquisition date, representing the estimated fair value of the contingent payable to former shareholders. The fair value of the contingent consideration was determined using a Monte-Carlo Simulation (Level 3) pricing model. The value of the contingent consideration is included within earnout liability in the Company's Consolidated Balance Sheets.
We are currently completing fair value assessments with the assistance of third-party valuation specialists and thus the Company's estimates and assumptions for the allocation of the purchase price to the assets acquired and liabilities assumed are subject to change during the measurement period (up to one year from the acquisition date).
Preliminary allocations of the purchase price to acquired assets, including goodwill and intangible assets, are presented in the table below:

Allocation as of December 31, 2021
Cash consideration	$4,000,000
Equity consideration	3,000,000
Contingent consideration	1,711,000
Total purchase price consideration	$8,711,000
Assets and liabilities assumed:
Accounts receivable	$78,980
Other current assets	186,162
Fixed assets	385,243
Intangible assets (1)	1,350,000
Goodwill	7,443,569
Total acquired assets	9,443,954
Accounts payable	(585,702)
Other current liabilities	(147,252)
Total allocation of purchase price consideration	$8,711,000
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(1)The fair value of the identifiable intangible assets includes $800,000 for customer relationships and $550,000 for trademarks and technology. The fair values of these intangible assets acquired were determined using various valuation methods under income approach, including the (i) multiple-period excess earnings method (ii) relief-from-royalty method and (iii) cost replacement method, respectively.
The Company recognized transaction costs related to the acquisition of $92,322 for the year ended December 31, 2021. These costs were associated with legal and professional services related to the acquisition and are recognized within selling, general, and administrative expense in the Company's Consolidated Statement of Operations.
The following unaudited pro forma financial information presents the combined result of operations as if the acquisition of MaxDelivery had occurred on January 1, 2020. These unaudited pro forma results do not necessarily reflect the actual results of operations that would have been achieved had the acquisition occurred on that date, nor are they necessarily indicative of future results of operations.

	December 31,
	2021	2020
Pro forma net revenue	$189,283,099	$202,341,157
Pro forma net loss	$(69,103,687)	$(34,429,058)
There were no material nonrecurring items directly attributable to the acquisition requiring adjustment to the unaudited pro forma amounts above.